		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		FORM 24F-2
		Annual Notice of Securities Sold
		Pursuant to Rule 24F-2

1.		Name and address of Issuer:
		AllianceBernstein Global Bond Fund
		1345 Avenue of the Americas
		New York, New York 10105

2.		The name of each series or class of funds for which this Form is
		being filed (If the Form is being filed for all series and classes of
		securities of the issuer, check the box but do not list series or
		classes): [X]

3.		Investment Company Act File Number: 811-06554

		Securities Act File Number: 33-45328

4	(a).	Last day of fiscal year for which this notice is filed:
		September 30, 2012

4	(b).	[ ] Check box if this Form is being filed late (i.e., more than 90
		calendar days after the end of the issuer's fiscal year). (See
		Instruction A.2)

4	(c).	[ ] Check the box if this is the last time the issuer will be filing
		this Form.

5.		Calculation of registration fee:

		(i) Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):	$1,035,320,960

		(ii) Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$888,700,206

		(iii) Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 11, 1995 that
		were not previously used to reduce
		registration fees payable to the Commission:	$-

		(iv) Total available redemption credits
		[add Items 5(ii) and 5(iii)]:	$888,700,206

		(v) Net sales - if Item 5(i) is greater
		than Item 5(iv)[subtract Item 5(iv)
		from Item 5(i)]:	$146,620,754

		(vi) Redemption credits available for use
		in future years - if Item 5(i) is less
		than Item 5(iv)[subtract Item
		5(iv) from Item 5(i):	$-

		(vii) Multiplier for determining registration fee
		(See Instruction C.9)	0.00013640

		(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
		(enter "0" if no fee is due):	$19,999

6.		Prepaid Shares

		If the response to Item 5(i) was determined by deducting an amount of
		securities that were registered under the Securities Act of 1933 pursuant
		to rule 24e-2 as in effect before October 11, 1997, then report the amount
		of securities (number of shares or other units) deducted here:	N/A

		If there is a number of shares or other units that were registered pursuant
		to rule 24e-2 remaining unsold at the end of the fiscal year for which this
		form is filed that are available for use by the issuer in future fiscal years,
		then state that number here:	N/A

7.		Interest due - if this Form is being filed more than 90 days after the
		end of the issuer's fiscal year (see Instruction D):	$0

8.		Total of the amount of the registration fee due plus any interest due
		[line 5(viii) plus line 7]:	$19,999

9.		Date the registration fee and any interest payment was sent to the
		Commission's lockbox depository: December 26, 2012

		Method of Delivery:

		[X] Wire Transfer
		[ ] Mail or other means

		SIGNATURE

		This report has been signed below by the following persons on behalf of the
		issuer and in the capacities and on the dates indicated.

		By (Signature and Title)* /s/ Stephen M. Woetzel
		Stephen M. Woetzel
		Controller

		Date: December 26, 2012

		*Please print the name and title of the signing officer below the signature.

Fed Wire Reference number:  20121227B1Q8021C035955